Financial gain (loss) (Tables)	12 Months Ended
Dec. 31, 2025
Financial Income (Loss) [Abstract]
Disclosure of net financial income (loss)	The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Interest on bond loans	(760)	(5,800)	(7,472)
Interest on convertible loan notes	(3,935)	(5,691)	(3,638)
Interest on conditional advances and PGE	(176)	(85)	(95)
Interest on royalty certificates	(8,942)	(794)	(17,213)
Interest on lease liabilities	(13)	(61)	(64)
(Increase) / decrease in derivatives fair value	(3,046)	(1,462)	(29,935)
(Increase) / decrease in other liabilities / (assets) at fair value through profit and loss	—	(1,367)	(36,015)
Loss on derecognition of financial liabilities	(3,431)	—	(3,838)
Transaction costs	(1,924)	(1,615)	—
Foreign exchange losses	(5,573)	(51)	(13,444)
Other financial expense	(73)	(64)	(29)
Financial expenses	(27,875)	(16,991)	(111,743)
Interest income	2,418	8,246	5,600
(Increase) / decrease in derivatives fair value	1,006	1,413	3,620
(Increase) / decrease in other liabilities / (assets) at fair value through profit and loss	3,198	—	4,730
Effect of unwinding the discount related to advances made to CROs	355	710	153
Day-one gain on recognition of financial liabilities	212	590	1,557
Gain on derecognition of financial liabilities	192	—	—
Foreign exchange gains	—	2,774	11,886
Other financial income	130	—	—
Financial income	7,511	13,732	27,545
Financial gain (loss)	(20,364)	(3,258)	(84,198)